UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-12040
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

          /s/PETER W. MAY           New York, New York            2/13/09
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          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
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Form 13F Information Table Entry Total:             16
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Form 13F Information Table Value Total:         $  30,519
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name
    ---     --------------------          ------


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-12039                      Trian Fund Management, L.P.

                                               FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------      --------   --------            --------          --------      --------        --------
                                                   VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                   ----------------
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED   NONE
--------------         --------------   -----     --------     -------    ---  ----    ----------     --------   ----  ------   ----

Heinz HJ Co.                COM        423074103   17,887      475,718     SH           Defined        1,2,3,4        475,718

Chemtura Corp.              COM        163893100      796      568,720     SH           Defined        1,2,3,4        568,720

Tiffany & Co. NEW           COM        886547108    9,266      392,120     SH           Defined        1,2,3,4        392,120

Kraft Foods Inc.            CL A       50075N104       53        1,963     SH           Defined        1,2,3,4          1,963

Philip Morris Intl Inc.     COM        718172109       38          867     SH           Defined        1,2,3,4            867

Lorillard Inc.              COM        544147101       14          248     SH           Defined        1,2,3,4            248

Dr Pepper Snapple
   Group Inc.               COM        26138E109    1,569       96,546     SH           Defined        1,2,3,4         96,546

Stoneleigh Partners
   Acqus Co                 COM        861923100        4          537     SH           Defined        1,2,3,4            537

SP Acquisition Holdings Inc COM        78470A104        8          897     SH           Defined        1,2,3,4            897

CKE Restaurants Inc.        COM        12561E105      737       84,964     SH           Defined        1,2,3,4         84,964

Krispy Kreme Donuts Inc.    COM        501014104       98       58,178     SH           Defined        1,2,3,4         58,178

Proshares TR             PSHS ULTSH    74347R297        5          122     SH           Defined        1,2,3,4            122
                         20YRS

Proshares TR             PSHS ULSHT    74347R313       11          207     SH           Defined        1,2,3,4            207
                         7-10Y

Sapphire Industrials Corp   COM        80306T109       12        1,321     SH           Defined        1,2,3,4          1,321

Global Consumer Acqst Corp  COM        378983100        7          729     SH           Defined        1,2,3,4            729

Alternative Asset
   Mgmt Acqu                COM        02149U101       14        1,504     SH           Defined        1,2,3,4          1,504



